SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 3 (Details) - shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized		750,000,000	750,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Shares Authorized		50,000,000	50,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance		246,330,884	244,461,327	242,368,836
Stock Issued During Period, Shares, Savings Plan Issuance		652,631	398,042	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		227,815	699,783	1,237,348
Stock Issued During Period, Shares, Restricted Stock Award, Gross		0	0	21,121
Stock Issued During Period, Shares, Dividend Reinvestment Plan	[1]	249,665	205,203	0
Stock Issued During Period, Shares, Restricted Stock Units, Vesting	[2]	1,499,062	989,027	1,491,170
Stock Repurchased and Retired During Period, Shares	[3]	661,977	422,498	657,148
Common Stock, Shares, Outstanding, Ending Balance		248,298,080	246,330,884	244,461,327

[1]	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.
[2]	Includes dividend equivalents.
[3]	From time to time, we purchase shares of our common stock from long-term incentive plan participants who elect to sell to us a sufficient number of vested restricted shares or units to meet minimum statutory tax withholding requirements.